Acquisition and Non-Controlling Interests (Details) - USD ($)		12 Months Ended
	Mar. 15, 2021	Dec. 31, 2022	Jun. 30, 2021	Apr. 30, 2021	Mar. 31, 2021	Mar. 30, 2021	Mar. 22, 2021	Mar. 20, 2021	Mar. 18, 2021	Mar. 16, 2021
Acquisition and Non-Controlling Interests (Details) [Line Items]
Issued shares (in Shares)			14,704,271
Total consideration due date	Apr. 20, 2023
Acquisition goodwill (in Dollars)		$ 258,195
Shanghai Weimin Info-tech Co., Ltd [Member]
Acquisition and Non-Controlling Interests (Details) [Line Items]
Minority interest percentage		10.00%
Subsidiary ownership percentage		90.00%
Class A ordinary shares [Member]
Acquisition and Non-Controlling Interests (Details) [Line Items]
Issued shares (in Shares)	2,627,511		1,015,400	2,105,979		1,093,800	2,353,800	602,208		902,904
Price per share (in Dollars per share)	$ 0.0001		$ 0.0001	$ 0.0001		$ 0.0001	$ 0.0001	$ 0.0001		$ 0.0001
Cash payable (in Dollars)	$ 6,568,779					$ 7,323,300		$ 4,014,720		$ 2,257,261
Aaliance Insurance Broker Co., Ltd [Member]
Acquisition and Non-Controlling Interests (Details) [Line Items]
Equity interest, percentage	85.00%
Qianhu Medical Management (Jiangxi) Co., Ltd [Member]
Acquisition and Non-Controlling Interests (Details) [Line Items]
Equity interest, percentage										51.00%
Hangzhou Six Dimension Dental Medical Technology Co., Ltd [Member]
Acquisition and Non-Controlling Interests (Details) [Line Items]
Cash payable (in Dollars)									$ 1,726,154
Equity interest, percentage									51.00%
Hangzhou Six Dimension Dental Medical Technology Co., Ltd [Member] | Class A ordinary shares [Member]
Acquisition and Non-Controlling Interests (Details) [Line Items]
Issued shares (in Shares)									690,462
Price per share (in Dollars per share)									$ 0.0001
Chain Workshop (Beijing) Co., Ltd. [Member]
Acquisition and Non-Controlling Interests (Details) [Line Items]
Equity interest, percentage									100.00%
Chain Workshop (Beijing) Co., Ltd. [Member] | Class A ordinary shares [Member]
Acquisition and Non-Controlling Interests (Details) [Line Items]
Issued shares (in Shares)									1,923,100
Price per share (in Dollars per share)									$ 0.0001
Zhichao Medical Technology (Hunan) Co., Ltd. [Member]
Acquisition and Non-Controlling Interests (Details) [Line Items]
Equity interest, percentage							51.00%
Kangning (Hengyang) Healthcare Management Co., Ltd.[Member]
Acquisition and Non-Controlling Interests (Details) [Line Items]
Cash payable (in Dollars)					$ 941,538
Equity interest, percentage					51.00%
Kangning (Hengyang) Healthcare Management Co., Ltd.[Member] | Class A ordinary shares [Member]
Acquisition and Non-Controlling Interests (Details) [Line Items]
Issued shares (in Shares)					312,600
Price per share (in Dollars per share)					$ 0.0001
Guiyang Tianlun Infertility Hospital Limited [Member] | Class A ordinary shares [Member]
Acquisition and Non-Controlling Interests (Details) [Line Items]
Issued shares (in Shares)					1,076,507
Price per share (in Dollars per share)					$ 0.0001
Equity interest, percentage					51.00%
Civil Hospital (Mengzhou City) Co., Ltd.[Member]
Acquisition and Non-Controlling Interests (Details) [Line Items]
Equity interest, percentage						51.00%
Changxing Zhizhou Hospital Co., Ltd.[Member]
Acquisition and Non-Controlling Interests (Details) [Line Items]
Equity interest, percentage								51.00%
Beijing Baihuabaihui (Beijing) Biotech Co., Ltd. [Member]
Acquisition and Non-Controlling Interests (Details) [Line Items]
Equity interest, percentage			55.00%
Beijing Dnurse Technology Co., Ltd [Member]
Acquisition and Non-Controlling Interests (Details) [Line Items]
Equity interest, percentage				67.39%